Intangible Assets - Other - Schedule of Reconciliation of Changes to Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets, beginning balance	$ 3,794	$ 5,280
Exchange difference	(137)	(148)
Disposals and reclassification	(63)	(1,031)
Additions		907
Amortization charge	(894)	(1,214)
Intangibles under development	235
Other intangible assets, ending balance	2,935	3,794
Information Technology Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets, beginning balance	1,204	1,449
Disposals and reclassification	(59)	(59)
Amortization charge	(39)	(304)
Other intangible assets, ending balance	1,106	1,204
Other Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets, beginning balance	2,590	3,831
Exchange difference	(137)	(148)
Disposals and reclassification	(4)	(1,090)
Additions		907
Amortization charge	(855)	(910)
Other intangible assets, ending balance	$ 1,594	$ 2,590